FINANCE LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Less: Future interest charges	$ (54)	$ (71)
Present value of lease payments	1,134	1,819
Less: current portion	(692)	(950)
Non-current portion	442	869
Not Later Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	716	943
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	444	947
Later Than Five Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual maturities	$ 28